SCHEDULE OF COMPENSATION TO RELATED PARTIES (Details)	12 Months Ended
Dec. 31, 2023 USD ($) shares
Related Party Transaction [Line Items]
Compensation issued shares | shares	20,000
Compensation cash | $	$ 150,000
John Chiang [Member]
Related Party Transaction [Line Items]
Compensation issued shares | shares	5,000
Compensation cash | $	$ 37,500
Simon Pang [Member]
Related Party Transaction [Line Items]
Compensation issued shares | shares	5,000
Compensation cash | $	$ 37,500
Wen Li [Member]
Related Party Transaction [Line Items]
Compensation issued shares | shares	5,000
Compensation cash | $	$ 37,500
Ying Liu [Member]
Related Party Transaction [Line Items]
Compensation issued shares | shares	5,000
Compensation cash | $	$ 37,500